Employee share schemes - Number and weighted exercise price of share options (Details) - £ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average market price on exercise during the year	£ 3.5	£ 3.28
Weighted average remaining contractual life	1 year 6 months	2 years 3 months 18 days
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 2.27	£ 2.27
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 3	£ 2.66